Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
The provision for income taxes was as follows:

Year Ended December 31	2016	2015	2014
Current
United States
Federal	$35.6	($8.4)	$44.8
State	4.0	—	7.0
Non-United States	144.0	158.7	148.2
Total current	183.6	150.3	200.0
Deferred
United States
Federal	69.7	92.9	53.2
State	0.5	1.8	(1.9)
Non-United States	3.8	(3.5)	2.7
Total deferred	74.0	91.2	54.0
Total provision	$257.6	$241.5	$254.0

Schedule of effective income tax rate reconciliation
A reconciliation between taxes computed at the United States Federal statutory rate of 35% and the consolidated effective tax rate is as follows:

Year Ended December 31	2016	2015	2014
Income tax based on statutory rate	$245.5	$231.2	$238.6
Increase (decrease) resulting from:
Non-United States tax rate difference	17.5	20.4	20.1
Repatriation of non-United States earnings	(10.5)	(16.9)	(10.1)
State income taxes, net of Federal benefit	2.2	2.7	2.9
Change in valuation allowance	(6.0)	3.3	5.0
Other, net	8.9	0.8	(2.5)
Tax provision	$257.6	$241.5	$254.0

Components of future income tax benefits (expense)
Deferred income taxes are recorded on temporary differences at the tax rate expected to be in effect when the temporary differences reverse. Temporary differences, which gave rise to the deferred taxes, were as follows:

December 31	2016	2015
Future Income Tax (Expense) Benefits
Accrued payroll taxes and insurance	$30.6	$31.5
Employee compensation payable	26.6	31.7
Pension and postretirement benefits	60.7	57.5
Intangible assets	(146.8)	(144.7)
Repatriation of non-United States earnings	(164.8)	(132.0)
Intercompany loans denominated in foreign currencies	(74.2)	(61.2)
Net operating losses	92.7	106.5
Other	120.7	133.1
Valuation allowance	(86.3)	(95.9)
Total future tax expense	($140.8)	($73.5)
Deferred tax asset	81.4	83.9
Deferred tax liability	(222.2)	(157.4)
Total future tax expense	($140.8)	($73.5)

Summary of net operating loss carryforwards
The net operating loss carryforwards expire as follows:

	United States Federal and Non-United States	United States State
2017	$1.1	$3.8
2018	1.3	5.5
2019	7.0	3.8
2020	3.3	—
2021	4.4	—
Thereafter	23.4	243.7
No expirations	309.5	—
Total net operating loss carryforwards	$350.0	$256.8

Summary of unrecognized tax benefit activity
The following table summarizes the activity related to our unrecognized tax benefits during 2016, 2015 and 2014:

	2016	2015	2014
Gross unrecognized tax benefits, beginning of year	$19.0	$23.0	$23.9
Increases in prior year tax positions	4.1	2.3	0.7
Decreases in prior year tax positions	(1.7)	(0.5)	(1.2)
Increases for current year tax positions	4.1	3.1	2.2
Expiration of statute of limitations and audit settlements	(1.7)	(8.9)	(2.6)
Gross unrecognized tax benefits, end of year	$23.8	$19.0	$23.0
Potential interest and penalties	20.2	19.9	7.8
Balance, end of year	$44.0	$38.9	$30.8